Pledged Assets - Schedule of pledged Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Assets at Amortized Cost [Member]
Pledged Assets - Schedule of pledged Assets (Details) [Line Items]
Assets	Financial assets at amortized cost
Purpose	Bank loans and credit card deposits
Carrying amount	$ 591,457	$ 337,024
Investment Properties [Member]
Pledged Assets - Schedule of pledged Assets (Details) [Line Items]
Assets	Investment properties
Purpose	Bank loans
Carrying amount	$ 2,389,864